Land Use Rights (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Short-term Bank Loans and Notes Payable	$ 70,639,407			$ 66,414,123
Amortization of Leased Asset	24,701	$ 24,667	$ 33,971
Use Rights [Member]
Short-term Bank Loans and Notes Payable	$ 1,682,602			$ 1,595,295